February 21, 2025
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC 20549-4644
RE:
Minnesota Life Insurance Company
Minnesota Life Individual Variable Universal Life Account
Post-Effective Amendment Numbers 17 and 115 to Registration Statement
on Form N-6 (File Numbers 333-198279 and 811-22093)
Commissioners:
This post-effective amendment to the Registration Statement on Form N-6 for the above-referenced Minnesota Life Individual Variable Universal Life Account (the “Registrant”) is being filed electronically with the Securities and Exchange Commission (the “Commission”) pursuant to the Commission’s EDGAR system. The filing includes an amendment of one new optional rider the Long Term Care Agreement for the Variable Universal Life Premier product.  The amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”). In that regard, the Registrant requests that the filing become effective May 1, 2025.
Any questions and comments that you may have regarding this filing may be directed to the undersigned at (203) 439-6881.
Sincerely,
/s/ Jamie B. Bigayer
Jamie B. Bigayer
Senior Counsel, Law Department